Schedule of Fair Value of Derivative (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Derivative Liabilities
Beginning Balance, June 30, 2021	$ 2,217,361	$ 5,597,095
Additions	708,948	2,663,892
Mark to Market	65,073	(230,573)
Cancellation of Derivative Liabilities Due to Cash Repayment		(856,910)
Reclassification to APIC Due to Conversions	(769,071)	(4,956,143)
Ending Balance, December 31, 2021	$ 2,222,310	$ 2,217,361